Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Principles of presentation and consolidation

Principles of presentation and consolidation

The consolidated financial statements of the Group are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company, its direct and indirect wholly and majority owned subsidiaries. In accordance with the provisions of Accounting Standards Codification (“ASC”) 810, Consolidation, we consolidate any variable interest entity (“VIE”) of which we are the primary beneficiary. The typical condition for a controlling financial interest ownership is holding a majority of the voting interests of an entity; however, a controlling financial interest may also exist in entities, such as VIEs, through arrangements that do not involve controlling voting interests. ASC 810 requires a variable interest holder to consolidate a VIE if that party has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. We do not consolidate a VIE in which we have a majority ownership interest when we are not considered the primary beneficiary. We have determined that we are not one of the primary beneficiary of the VIE (see Note 14, Variable Interest Entity). We evaluate our relationships with the VIE on an ongoing basis to determine whether we become the primary beneficiary. All material intercompany balances and transactions have been eliminated in preparation of the consolidated financial statements.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries which are not attributable, directly or indirectly, to the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Group.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as income and expenses during the reporting period. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation of equity securities, fair value of investments in securities, convertible debts, finance lease, warrants and share options, the useful lives of intangible assets and property, plant and equipment, impairment of long-lived assets, valuation allowance for deferred tax assets, and collectability of receivables. Actual results could differ from those estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

USD is the reporting currency. The functional currency of subsidiaries in the Cayman Islands, Seychelles, Samoa and the United States are USD, the functional currency of subsidiaries in Hong Kong is Hong Kong Dollars (“HKD”), the functional currency of a subsidiary in Singapore is Singapore Dollars (“SGD”), the functional currency of a subsidiary in the United Kingdom is Great British Pound (“GBP”), the functional currency of subsidiaries in Canada is Canadian Dollars (“CAD”), and the functional currency of subsidiaries in Ireland is Euro (“EUR”). An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which it primarily generates and expends cash. The management considered various indicators, such as cash flows, market expenses, financing and inter-company transactions and arrangements in determining the Group’s functional currency.

In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use HKD, SGD, GBP, CAD and EUR as their functional currency, has been translated into USD. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet dates, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of operations and comprehensive income or loss.

Cash	Cash Cash consists of cash on hand and bank deposits, which is unrestricted as to withdrawal and use.
Restricted cash	Restricted cash Restricted cash represented time deposits pledged for banking facilities.
Inventories

Inventories

Inventories are stated at lower of cost and net realizable value. Cost is determined using the weighted average method.

Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value.

Accounts receivable

Accounts receivable

Accounts receivable are stated at the original amount less an allowance for doubtful receivables, if any, based on a review of all outstanding amounts at period end. An allowance is estimated in accordance with ASC Topic 326, Credit Losses and records the allowance for credit losses as an offset to accounts receivable, and the expected credit losses charged to the allowance is included in other operating expenses in the consolidated statements of operations. In determining expected credit losses, the Group consider the historical level of credit losses, current economic trends, and reasonable and supportable forecasts that affect the collectability of the future cash flows. As of December 31, 2022 and 2021, no allowance for doubtful receivables were made.

Marketable securities

Marketable securities

Marketable securities are publicly traded stocks measured at fair value and classified within Level 1 and 2 in the fair value hierarchy because the Group either uses quoted prices for identical assets in active markets, inputs that are based upon quoted prices for similar instruments in active markets, or quoted prices for identical assets in markets with insufficient volume or infrequent transaction (less active markets).

Long-term investments

Long-term investments

The Group’s long-term investments consist of equity method investment in common stocks and non-marketable investments in non-redeemable preferred shares of privately-held companies that are not required to be consolidated under the variable interest or voting models. Long-term investments are classified as non-current assets on the consolidated balance sheets as those investments do not have stated contractual maturity dates.

Non marketable investments

The non-marketable equity securities not accounted for under the equity method are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments are determined primarily based on a market approach as of the transaction date.

Equity method investment – Fair value option

The Group elects the fair value option for an investment that would otherwise be accounted for using the equity method of accounting. Such election is irrevocable and is applied on an investment by investment basis at initial recognition. The fair value of such investments is based on quoted prices in an active market, if any, or recent orderly transactions for identical or similar investment of the same issuer. Changes in the fair value of these equity method investments are recognized in other income (loss), net in the consolidated statement of operations.

Fair value measurement

Fair value measurement

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact its business, and it considers assumptions that market participants would use when pricing the asset or liability.

As a basis for considering such assumptions, a three-tier fair value hierarchy prioritizes the inputs utilized in measuring fair value as follows:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The hierarchy requires the Group to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Group has estimated the fair value amounts of its financial instruments using the available market information and valuation methodologies considered to be appropriate and has determined that the carrying value of the Group’s cash, restricted cash, accounts receivable, due from brokers, other receivables and prepayments, amounts due from/to related parties, accounts payable and accrued expenses, loan receivables from related parties, loan payables, and loan payables to a related party as of December 31, 2022 and 2021 approximate fair value due to the short-term nature of these assets and liabilities.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation and impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Assets under construction are stated at cost less impairment losses. Cost comprises of cost of laboratory equipment delivered but not ready to be used, together with interest expense capitalized during the period of construction or installation and testing. Capitalization of these costs ceases and the asset concerned is transferred to the appropriate fixed assets category when substantially all the activities necessary to prepare the asset for its intended use are completed.

Depreciation of property, plant and equipment is provided using the straight-line method over their estimated useful lives:

Computer equipment	3 years
Furniture, fixture, and office and medical equipment	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Laboratory equipment	5 years
Motor vehicle	5 years

Upon sale or disposal, the applicable amounts of asset cost and accumulated depreciation are removed from the accounts and the net amount less proceeds from disposal is charged or credited to income.

Intangible assets

Intangible assets

Indefinite-lived intangible assets are tested for impairment at least annually and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are impaired if their estimated fair values are less than their carrying values.

Finite-lived intangible assets are carried at cost less accumulated amortization and impairment if any. The finite intangible assets are amortized over their estimated useful life, which is the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts.

The Group may rely on a qualitative assessment when performing its intangible asset impairment test. Otherwise, the impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets.

The Group’s intangible assets mainly consist of computer software, exclusive rights in prepaid patented and unpatented licenses. The prepaid patented licenses are for clinical purpose or further development into other products. Prepaid unpatented license is for further development, once the associated research and development efforts are completed, the prepaid unpatented license will be reclassified as a finite-lived asset and is amortized over its useful life. The estimated useful life of the exclusive rights in using patents is generally the remaining patent life from the acquisition date to expiration date under the law, which is 17 to 20 years, the Group will reassess the remaining patent life on annual basis, and the Group will assess the intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Convertible notes

Convertible notes

The Group evaluates and account for conversion options embedded in convertible notes in accordance with ASC 815 “Derivatives and Hedging Activities”.

Applicable GAAP requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

The Group accounts for convertible notes (when it has been determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: The Group records when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying Class A Ordinary Shares at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

Operating leases

Operating leases

lAt the inception of a contract, the Group determines if the arrangement is, or contains, a lease. Operating lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred and less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined based on the rate of interest that the Group would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. The lease term for all of the Group’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Group’s option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. For operating leases, the Group recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Group recognizes lease expense for these leases on a straight-line basis over the lease terms.

Finance lease

Finance lease

Leases that transfer substantially all the rewards and risks of ownership of assets to the Group, other than legal title, are accounted for as finance leases. At the inception of a finance lease, the cost of the leased asset is capitalized at the present value of the minimum lease payments and recorded together with the obligation, excluding the interest element, to reflect the purchase and financing. Assets held under capitalized finance leases are included in property, plant and equipment, and depreciated over the shorter of the lease terms and the estimated useful lives of the assets. The interest expenses of such leases are charged to the consolidated statements of operations to provide a constant periodic rate of charge over the lease terms.

Warrants

Warrants

In connection of the issuance of Class A Ordinary Shares, the Company may issue warrants to purchase Class A Ordinary Shares. Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized.

Revenue recognition

Revenue recognition

Revenues are derived from healthcare services rendered to patients for healthcare consultation and medical treatment. Revenue is reported at the amount that reflects the consideration to which the Group expects to be entitled in exchange for providing healthcare services.

The Group recognizes revenue as its performance obligations are completed. Healthcare services are treated as a single performance obligation satisfied at a point in time because the performance obligations are generally satisfied over a period of less than one day.

The Group determines the transaction price based on established billing rates.  The Group considers the patient’s ability and intent to pay the amount of consideration upon admission.  Subsequent changes resulting from a patient’s ability to pay are recorded as bad debt expense, which is included as a component of other operating expenses in the consolidated statements of operations. During the years ended December 31, 2022, 2021, and 2020, the bad debt expenses were $71, nil and nil, respectively.

Cost of healthcare services

Cost of healthcare services

Cost of healthcare services rendered represents cost in relation to the medical services provided including the compensation of the physicians and cost of pharmaceutical supplies and medicine.

Research and development expenses

Research and development expenses

Research and development costs are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including amortization of the patent license, depreciation of laboratory equipment, costs of engaging external consultants, advisors and contracted research organization to conduct preclinical development activities and trials, payroll expenses to research and development staff, and sponsored research expenses to universities and research institutions.

Share-based compensation

Share-based compensation

The Group uses the fair value method of accounting for the share options granted to directors, employees, external consultants and advisors to measure the cost services received in exchange for the share based awards. The fair value of share option awards with only service condition is estimated on the grant or offering date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires inputs such as the risk-free interest rate, expected term and expected volatility. These inputs are subjective and generally require significant judgment. The resulting cost is recognized over the period during which a director, employee, external consultant or advisor is required to provide service in exchange for the awards, usually the vesting period, which is generally from 9.5 months to 21.5 months. Share-based compensation expense is recognized on a graded vesting basis, net of actual forfeitures in the period.

Share-based compensation expense is recorded in cost of healthcare services, research and development expenses, general and administrative fees and legal and professional fees in the consolidated statements of operations.

Gain or loss on derecognition of non-financial asset

Gain or loss on derecognition of non-financial asset

The Group determines if a contract exists, identifies the distinct non-financial assets, and determines when control transfers and, therefore, when to derecognize the asset. Additionally, the Group applies the measurement principles of revenue from contracts with customers within U.S. GAAP to determine the amount of consideration to include in the calculation of the gain or loss for the non-financial asset. Any gains or losses have been included within other income (loss), net.

Income taxes

Income taxes

The Group accounts for income taxes under the asset and liability method. Under this method, deferred income taxes are determined based on differences between the financial carrying amounts of existing assets and liabilities and their tax bases. Income taxes are provided for in accordance with the laws of the relevant taxing authorities.

A valuation allowance is provided for deferred tax assets if it is more likely than not that these items will either expire before the Group is able to realize their benefits, or that future deductibility is uncertain. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Uncertain tax positions

Uncertain tax positions

The Group accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The Group recognizes interest on non-payment of income taxes and penalties associated with tax positions when a tax position does not meet more likely than not thresholds be sustained under examination. The tax returns of the Group’s Hong Kong subsidiaries are subject to examination by the relevant tax authorities. According to the Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to ten years if the underpayment of taxes is due to fraud or willful evasion. According to United Kingdom, Singapore, the United States, Canada and Ireland tax rule, trading losses are available to be carried forward indefinitely. The Group did not have any material interest or penalties associated with tax positions for the years ended December 31, 2022, 2021 and 2020, and did not have any significant unrecognized uncertain tax positions as of December 31, 2022 and 2021. The Group does not believe that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.

Comprehensive income or loss

Comprehensive income or loss

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheets, such items, along with net income or loss, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of exchange differences on translation of foreign operations.

Net income or loss per share

Net income or loss per share

Basic net income or loss per share is computed by dividing net income or loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income or loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive.

Risks and uncertainties

Risks and uncertainties

The Group is subject to a number of risks associated with companies at a similar stage, including dependence on key individuals, competition from similar services and larger companies, volatility of the industry, ability to obtain regulatory clearance, ability to obtain adequate financing to support growth, the ability to attract and retain additional qualified personnel to manage the anticipated growth of the Group and general economic conditions.

The Group is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Group’s financial position and results of its operations, the specific impact is not readily determinable as of the date of the issuance of these financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which simplifies the accounting for income taxes. The Group adopted this standard effective January 1, 2022. The adoption did not have a material effect on the Group’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for convertible instruments by eliminating the cash conversion and beneficial conversion feature models used to separately account for embedded conversion features as a component of equity. Instead, the entity will account for the convertible debt securities as a single unit of account, unless the conversion feature requires bifurcation and recognition as derivatives. Additionally, the guidance requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of potential share settlement for instruments that may be settled in cash or shares. The Group adopted this standard effective January 1, 2022. The adoption did not have any impact on the Group’s consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The ASU addresses the previous lack of specific guidance in the accounting standards codification related to modifications or exchanges of freestanding equity-classified written call options (such as warrants) by specifying the accounting for various modification scenarios. The Group adopted this standard effective January 1, 2022. The adoption does not have a material effect on the Group’s consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The Group adopted this standard effective January 1, 2022. The adoption does not have a material effect on the Group’s consolidated financial statements.

Recently issued accounting standards which have not yet been adopted

Recently issued accounting standards which have not yet been adopted

The Group is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2010 (the “JOBS Act”). Under the JOBS Act, the emerging growth companies (“EGCs”) can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on the consolidated balance sheets, consolidated statements of operations and cash flows.